Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Thousands		Total		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Treasury Stock at Cost [Member]
Balance, beginning of year at Dec. 31, 2014					$ 9,950	$ 1,634,114	$ 716,305	$ (38,331)
Common stock issued under employee plans					266				$ 12,818
Common stock repurchased									(117,752)
Common stock issued for acquisitions					210	79,537
Unit amortization, net of forfeitures						167,848
Net income		$ 92,336					92,336
Common stock issued under employee plans and related tax benefits						(75,468)	(2,956)
Excess tax benefit/(tax deficit) from stock-based compensation	[1]					14,741
Unrealized gains on securities, net of tax								1,389
Unrealized gains/(losses) on cash flow hedging activities, net of tax								1,088
Foreign currency translation adjustment, net of tax		(3,679)	[2]					(3,679)
Balance, end of year at Dec. 31, 2015		2,492,416			10,426	1,820,772	805,685	(39,533)	(104,934)
Common stock issued under employee plans									104,375
Common stock repurchased		(113,500)							(113,462)
Common stock issued for acquisitions						(723)			13,536
Unit amortization, net of forfeitures						189,746
Net income		81,520					81,520
Dividends declared, Preferred							(3,906)
Common stock issued under employee plans and related tax benefits						(159,391)	(6,341)
Excess tax benefit/(tax deficit) from stock-based compensation	[1]					(4,904)
Issuance of preferred stock				$ 150,000		(4,949)
Unrealized gains on securities, net of tax								5,803
Unrealized gains/(losses) on cash flow hedging activities, net of tax								7,288
Foreign currency translation adjustment, net of tax		(12,600)	[2]					(12,600)
Balance, end of year at Dec. 31, 2016		2,738,408		150,000	10,426	1,840,551	876,958	(39,042)	(100,485)
Common stock issued under employee plans					292				74,175
Common stock repurchased		(13,000)							(12,998)
Common stock issued for acquisitions					28	9,324
Unit amortization, net of forfeitures						167,908
Dividends declared to equity-award holders						3,758
Net income		182,871					182,871
Dividends declared, Common							(17,446)
Dividends declared, Preferred							(9,375)
Common stock issued under employee plans and related tax benefits						(288,152)
Other						(41)	518
Unrealized gains on securities, net of tax								4,730
Unrealized gains/(losses) on cash flow hedging activities, net of tax								(320)
Foreign currency translation adjustment, net of tax		7,896	[2]					7,896
Balance, end of year at Dec. 31, 2017		$ 2,861,576		$ 150,000	$ 10,746	$ 1,733,348	$ 1,033,526	$ (26,736)	$ (39,308)

[1]	During the year ended December 31, 2017, we adopted new stock-based compensation guidance. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Net of taxes of $3.3 million, $0.3 million, and $0.7 million for the years ended December 31, 2017, 2016, and 2015, respectively.